Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total net sales	[1]	$ 651,483	$ 607,219	$ 520,817
Cost of revenues
Total cost of sales		375,016	347,141	301,423
Gross profit		276,467	260,078	219,394
Operating expenses
Research and development, net		92,876	88,303	84,012
Selling, general and administrative		240,750	250,937	205,224
Goodwill impairment				386,154
Total operating expenses		333,626	339,240	675,390
Operating loss		(57,159)	(79,162)	(455,996)
Gain from deconsolidation of subsidiary		39,136
Gain from step acquisition			14,400
Financial income (expenses), net		229	(2,075)	(575)
Loss before income taxes		(17,794)	(66,837)	(456,571)
Income tax benefit (expenses)		(5,454)	3,906	16,394
Share in net profits (losses) of associated companies		(5,726)	949	(3,939)
Net loss		(28,974)	(61,982)	(444,116)
Net loss attributable to non-controlling interests				(395)
Net loss attributable to Stratasys Ltd.		$ (28,974)	$ (61,982)	$ (443,721)
Net loss per share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)		$ (0.44)	$ (0.98)	$ (8.08)
Weighted average shares outstanding - basic and diluted (in Shares)		66,491,000	63,471	54,918
Comprehensive Loss
Net loss		$ (28,974)	$ (61,982)	$ (444,116)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(2,175)	(3,170)	533
Unrealized gains (losses) on derivatives designated as cash flow hedge		(1,872)	3,245	(1,663)
Other comprehensive income (loss), net of tax		(4,047)	75	(1,130)
Comprehensive loss		(33,021)	(61,907)	(445,246)
Less: Comprehensive loss attributable to non-controlling interests				(395)
Comprehensive loss attributable to Stratasys Ltd.		(33,021)	(61,907)	(444,851)
Products
Revenues
Total net sales		452,124	417,557	339,782
Cost of revenues
Total cost of sales		234,601	210,941	171,235
Services
Revenues
Total net sales		199,359	189,662	181,035
Cost of revenues
Total cost of sales		$ 140,415	$ 136,200	$ 130,188

[1]	Revenues are attributed to geographic areas based on the location of customer.